Income Taxes (Reconciliation Of Statutory Income Tax Expense/(Benefit)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income tax expense at statutory income tax rate of 12.5%		$ 150,050		$ 170,712	[1]	$ 114,612	[1]
Non-taxable items (permanent differences)		29,057	[2]	29,555	[1],[3]	15,010	[1],[4]
Foreign rate differential	[5]	(5,611)		(10,462)	[1],[6]	7,751	[1],[6]
Differences between statutory and actual income tax expense		23,446		19,093	[1]	22,761	[1]
Provision for income taxes		173,496		189,805	[1]	137,373	[1]
The Netherlands [Member]
Foreign rate differential	[5]	$ 4,698		$ 21,987	[6]	$ 3,260	[6]
Corporate income tax rate	[7]	25.00%		25.00%	[6]	25.00%	[6]
Ireland [Member]
Corporate income tax rate	[7]	12.50%		12.50%	[6]	12.50%	[6]

[1]	Effective February 1, 2016, we moved our headquarters and executive officers from Amsterdam to Dublin, and as of February 1, 2016, we became tax resident in Ireland. Accordingly, we have updated the figures for the years ended December 31, 2015 and 2014 as compared to those previously reported in the financial statements contained in our 2015 annual report on Form 20-F to reflect the permanent differences being taxed at the Irish statutory rate of 12.5% rather than the Dutch statutory rate of 25%.
[2]	The 2016 non-taxable items included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States of America and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.
[3]	The 2015 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.
[4]	The 2014 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction. It also included the non-taxable income arising from aircraft with a higher tax basis in general.
[5]	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
[6]	Due to our migration from the Netherlands to Ireland as of February 1, 2016, we have updated the tax rate reconciliation for the years ended December 31, 2015 and 2014. The tax variance as a result of the global activities has been calculated as the difference between the local statutory tax rate in the relevant jurisdictions and the Irish statutory tax rate of 12.5%.
[7]	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the Netherlands, the United States of America and Isle of Man) does not differ from the actual income tax expense.